Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities			€ (1,181)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	€ (2,347)		483
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	6,933	[1]	6,857	[1],[2]	€ 5,355	[2]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(226)	[1]	767	[2]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	200	[1]	(180)	[2]
Increase (decrease) through other changes, liabilities arising from financing activities	101	[1]	916	[2]
USD Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	1,313		1,210
EUR Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	3,233		3,229
Bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	203		205		206
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities			(2)
Other long-term debt [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	30		16		17
Increase (decrease) through financing cash flows, liabilities arising from financing activities	14		(1)
Increase (decrease) through other changes, liabilities arising from financing activities			1
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	1,220		1,216		1,381
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(239)		(223)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	98		(61)
Increase (decrease) through other changes, liabilities arising from financing activities	145		119
Lease liabilities [member] | IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities			1,216
Forward contracts long term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	934	[3]	982	[3]	188	[4]
Increase (decrease) through other changes, liabilities arising from financing activities	(48)	[3]	793	[4]
Short-term borrowings [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	47	[1]	76	[1],[2]	92	[2]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(25)	[1]	16	[2]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(5)	[1]	(32)	[2]
Short-term bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	47		76		92
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(24)		15
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(5)		(32)
Forward contracts short term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities			1
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1)		1
Equity [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	(1,410)		(1,181)		(390)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,096)		(300)
Increase (decrease) through other changes, liabilities arising from financing activities	1,868		(491)
Dividend payable [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(484)		(2)
Increase (decrease) through other changes, liabilities arising from financing activities	484		2
Forward contracts equity [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	(934)	[3]	(982)	[3]	(188)	[4]
Increase (decrease) through other changes, liabilities arising from financing activities	48	[3]	(793)	[4]
Treasury shares [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	(476)		(199)		(201)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,613)		(298)
Increase (decrease) through other changes, liabilities arising from financing activities	1,336		299
US Dollar [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities			1,210		1,328
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	103		(117)
Euro [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities			3,229		€ 2,234
Increase (decrease) through financing cash flows, liabilities arising from financing activities			991
Increase (decrease) through other changes, liabilities arising from financing activities	€ 4		€ 3

[1]	Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
[2]	In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16.
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	The forward contracts are related to the share buyback program and LTI plans